Disclosure of detailed information about income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current income tax
Expense for the year	$ 797	$ 1,003
Adjustment in respect of prior years	25	0
Current income tax expense	822	1,003
Deferred income tax (Note 23 (b)):
Origination and reversal of temporary differences	(36,471)	(28,128)
Impact of changes in tax rates	253	3,978
Change in unrecognized deductible temporary differences	25	0
Adjustments in respect of prior years	223	0
Deferred income tax recovery	(35,970)	(24,150)
Total income tax recovery	$ (35,148)	$ (23,147)